Additional analysis of debt securities - Impairment (Details) - US insurance operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt securities
Financial assets
Financial assets classified as available-for-sale	$ 34,650	$ 57,091
Debt securities | Unrealised gain (loss)
Financial assets
Financial assets classified as available-for-sale	3,396	3,496
Debt securities | Assets fair valued at below book value
Financial assets
Financial assets classified as available-for-sale	4,967	3,094
Debt securities | Assets fair valued at below book value | Unrealised gain (loss)
Financial assets
Financial assets classified as available-for-sale	(144)	(27)	$ (1,178)
Securities available-for-sale and loans and receivables
Financial assets
Charge (credit) for impairment net of recoveries	62	17	(19)
Available-for-sale
Financial assets
Realised gross losses on sales of available-for-sale securities	$ 193	$ 70	$ 55
Percentage of realised gross losses related to top 10 individual issuers	69.00%	51.00%	49.00%
Available-for-sale | Impaired and deteriorating financial assets
Financial assets
Realised gross losses on sales of available-for-sale securities	$ 148	$ 28	$ 6